Fair Value Measurements (Details Narrative)	Sep. 30, 2024	Sep. 30, 2023
Promissory Notes Related Parties [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%